Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property, plant and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Production equipment	$5,114	$4,488
Lab equipment	2,452	2,304
Leasehold improvements	4,080	3,525
Furniture, fixtures and other equipment	360	206
Construction in progress	602	957

Property, plant and equipment, at cost	12,608	11,480
Less: accumulated depreciation and amortization	(7,660)	(7,244)

Property, plant and equipment, net	$4,948	$4,236

Property, plant and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Pilot production equipment	$4,488	$4,041
Lab equipment	2,304	2,287
Leasehold improvements	3,525	3,439
Furniture, fixtures and other equipment	206	242
Construction in progress	957	—

Property, plant and equipment, at cost	11,480	10,009
Less: accumulated depreciation and amortization	(7,244)	(5,799)

Property, plant and equipment, net	$4,236	$4,210